Recently Adopted and New Accounting Pronouncements	12 Months Ended
Dec. 31, 2025
Recently Adopted and New Accounting Pronouncements [Abstract]
Recently Adopted and New Accounting Pronouncements	02 — Recently adopted and new accounting pronouncements
Recently adopted accounting pronouncements
The following are those accounting pronouncements which are relevant to the Group and which have been adopted during 2025 in the preparation of these consolidated financial statements.
IAS 21 “The Effects of Changes in Foreign Exchange Rates
On January 1, 2025, the Group adopted amendments to IAS 21 “The Effects of Changes in Foreign Exchange Rates” that contains guidance to specify when a currency is exchangeable and how to determine the exchange rate when it is not. It also requires the disclosure of additional information when a currency is not exchangeable. The amendments did not have a material impact on the Group’s consolidated financial statements.
New accounting pronouncements
The following accounting pronouncements were not effective as of December 31, 2025, and therefore have not been applied in preparing these consolidated financial statements.
IFRS 18 “Presentation and Disclosures in Financial Statements”
In April 2024, the IASB issued the new standard IFRS 18 “Presentation and Disclosures in Financial Statements” that replaces IAS 1 “Presentation of Financial Statements”. IFRS 18 contains new guidance on how to structure the Income
Statement as well as disclosure requirements for Management-defined Performance Measures (MPMs).
The new standard is effective for annual periods beginning on or after January 1, 2027, with early adoption permitted.
The Group does not expect a material impact of IFRS 18 on the presentation of its consolidated financial statements.
IFRS 19 “Subsidiaries without Public Accountability: Disclosures”
In May 2024, the IASB issued the new standard IFRS 19 “Subsidiaries without Public Accountability: Disclosures”. The new standard permits a subsidiary to provide reduced disclosures when applying IFRS Accounting Standards in its financial statements. In August 2025, the IASB issued amendments to the not yet effective standard which cover new or amended IFRS Accounting Standards issued between February 28, 2021, and May 01, 2024, that were not considered when IFRS 19 was first issued.
The new standard is effective for annual periods beginning on or after January 1, 2027, with early adoption permitted.
The Group does not expect a material impact of IFRS 19 on the disclosure requirements of its subsidiaries. The new standard has yet to be endorsed by the EU.
IFRS 9 “Financial Instruments” and IFRS 7 “Financial Instruments: Disclosures”
In May 2024, the IASB has issued “Amendments to the Classification and Measurement of Financial Instruments
(Amendments to IFRS 9 and IFRS 7)” to address matters identified during the post-implementation review of the classification and measurement requirements of IFRS 9 “Financial Instruments”. On electronic payment systems, the amendments permit to deem a financial liability (or part of it) to be derecognized before the settlement date if specified criteria are met. Further, the amendments provide extended guidance on basic lending agreements, assets with non-
recourse features and contractually linked instruments. Disclosures have been amended for contractual terms that could change the timing or amount of contractual cash flows.
The amendments are effective for annual periods beginning on or after January 1, 2026, with early adoption permitted.
The Group does not expect a material impact of the amendments on classification and measurement of financial instruments as well as on its disclosures.
Annual Improvements to IFRS
In July 2024, the IASB issued amendments to multiple IFRS standards, which resulted from the IASB’s annual improvements project. These comprise changes in terminology as well as editorial amendments related to IFRS 1 “First-
time Adoption of International Financial Reporting Standards”, IFRS 7 “Financial Instruments: Disclosures” and its
accompanying Guidance on implementing IFRS 7, IFRS 9 “Financial Instruments”, IFRS 10 “Consolidated Financial
Statements” and IAS 7 “Statement of Cash-Flows”.
The amendments will be effective for annual periods beginning on or after January 1, 2026, with early adoption permitted. The amendments are not expected to have a material impact on the Group’s consolidated financial statements.
Contracts Referencing Nature-dependent Electricity
In December 2024, the IASB issued “Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9 and
IFRS 7)” to address matters identified for contracts referencing to nature-dependent electricity. The own-use requirements in IFRS 9 are to be amended to include the factors an entity is required to consider for which the source of production of the electricity is nature-dependent. The hedge accounting requirements in IFRS 9 are to be amended to permit an entity using a contract for nature-dependent renewable electricity with a variable volume of forecast electricity transactions as the hedged item as well as for measuring hedge effectiveness. The IASB further amends IFRS 7 and IFRS 19 to introduce disclosure requirements about contracts for nature-dependent electricity with specified characteristics.
The amendments are effective for annual periods beginning on or after January 1, 2026, with early adoption permitted.
The Group does not have significant exposure to electricity purchase contracts and thus does not expect a material impact on the Group’s consolidated financial statements.
IAS 21 “The Effects of Changes in Foreign Exchange Rates: Translation to a Hyperinflationary
Presentation Currency”
In November 2025, the IASB issued amendments to IAS 21 “The Effects of Changes in Foreign Exchange Rates” to clarify the accounting applied by a parent, whose functional currency is the currency of a hyperinflationary economy, when it consolidates a subsidiary, whose functional currency is the currency of a non-hyperinflationary economy. The IASB decided that when an entity translates amounts from a functional currency that is the currency of a non-
hyperinflationary economy to a presentation currency that is the currency of a hyperinflationary economy, the entity translates those amounts, including comparative amounts, using the closing rate at the date of the most recent statement of financial position. An entity shall also disclose that it has applied this translation method in its financial statements, or in the results and financial position of its foreign operations.
The amendments will be effective for annual periods beginning on or after January 1, 2027, with early adoption permitted. The amendments are not expected to have a material impact on the Group’s consolidated financial statements. The new standard has yet to be endorsed by the EU.